SUMMARY OF ROLL-FORWARD OF LEVEL 3 CONTINGENT CONSIDERATION (Details) - Key Resources, Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
Restructuring Cost and Reserve [Line Items]
Balance at January 2, 2021	$ 4,054	$ 3,939
KRI deferred consideration		115
Balance at January 1, 2022	$ 4,054	$ 4,054